CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated Net Loss	$ (16,123)	$ (10,998)	$ (16,304)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	251	339	341
Non-cash interest expense	367	29	753
Stock-based compensation for employees and directors	(40)	1,718	1,829
Loss on Termination of Power Transmission Contract	218	(1)	(7)
Loss on Extinguishment of Senior Convertible Notes	(971)
Write-off of loan commitment fees (warrant)			11,472
Write-off of debt issuance costs			6,420
Constructive receipt of break fee			(10,000)
Forgiveness of debt (interest on bridge loan)			(804)
Realized gain related to sale of mining properties			(1,292)
Decrease (increase) in deposits, prepaid expenses and other	548	(73)	(489)
(Decrease) increase in accounts payable and accrued liabilities	(2,445)	417	(8,170)
(Decrease) in post closure reclamation and remediation costs	(162)	(122)	691
Net cash used by operating activities	(16,415)	(8,691)	(15,560)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase and development of mining properties, land and water rights	(4,083)	(9,510)	(35,280)
Deposits on property, plant and equipment	(11,473)	(752)	(3,689)
Proceeds from sale of land and equipment	463		1,000
(Increase) in restricted cash for loan procurement	(2,000)
Decrease in restricted cash	31,961	974	659
Net cash used by investing activities	14,868	(9,288)	(37,310)
CASH FLOWS FROM FINANCING ACTIVITIES:
Stock proceeds, net of issuance cost	3,813	(36)	49
Cash contributions returned to POS-Minerals	(2,268)
Cash contributions received from POS-Minerals		1,348	7,127
Proceeds from unit offering		8,535
Increase in capitalized debt issuance costs		(23)	(702)
Repayment of Long-Term Debt	(220)	(261)	(250)
Net cash provided by financing activities	1,325	9,563	6,224
Net (decrease) in cash and cash equivalents	(222)	(8,416)	(46,646)
Cash and cash equivalents, beginning of period	13,269	21,685	68,331
Cash and cash equivalents, end of period	13,047	13,269	21,685
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Equity compensation capitalized as development	155	443	1,078
Accrued portion of advance royalties	500	500
Conversion of Senior Convertible Promissory Notes	(2,488)
Non-Convertible Senior Promissory Notes Issued	1,340
Return of Contributions Payable to POS-Minerals	36,000
Reduction in Return of Contributions payable to POS-Minerals	(2,116)
Write off of debt issuance costs	(115)
Installment purchase of equipment and land			139
Loan commitment costs		472
Change in accrued portion of deposits on property, plant and equipment	$ 74	$ (709)	$ 728